Derivative Financial Instruments (Summary Of Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Derivative [Line Items]
Fair value of derivative assets	¥ 12,591	[1],[2],[3]	¥ 11,558	[1],[2],[3]
Fair value of derivative liabilities	12,339	[1],[2],[3]	11,711	[1],[2],[3]
Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	10,370	[1],[2],[3]	9,064	[1],[2],[3]
Fair value of derivative liabilities	10,383	[1],[2],[3]	9,063	[1],[2],[3]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	1,978	[1],[2],[3]	2,259	[1],[2],[3]
Fair value of derivative liabilities	1,780	[1],[2],[3]	2,458	[1],[2],[3]
Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	50	[1],[2],[3]	58	[1],[2],[3]
Fair value of derivative liabilities	82	[1],[2],[3]	124	[1],[2],[3]
Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	93	[1],[2],[3]	122	[1],[2],[3]
Fair value of derivative liabilities	76	[1],[2],[3]	99	[1],[2],[3]
Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	100	[1],[2],[3]	55	[1],[2],[3]
Fair value of derivative liabilities	104	[1],[2],[3]	50	[1],[2],[3]
Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	(86)	[1],[2],[3],[4]	(83)	[1],[2],[3],[4]
Designated As Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	2	[1],[3],[5]
Fair value of derivative liabilities			1	[1],[3],[5]
Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	2	[1],[3],[5]
Fair value of derivative liabilities			1	[1],[3],[5]
Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	12,589	[1],[3],[6]	11,558	[1],[3],[6]
Fair value of derivative liabilities	12,339	[1],[3],[6]	11,710	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	10,368	[1],[3],[6]	9,064	[1],[3],[6]
Fair value of derivative liabilities	10,383	[1],[3],[6]	9,062	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	1,978	[1],[3],[6]	2,259	[1],[3],[6]
Fair value of derivative liabilities	1,780	[1],[3],[6]	2,458	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	50	[1],[3],[6]	58	[1],[3],[6]
Fair value of derivative liabilities	82	[1],[3],[6]	124	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	93	[1],[3],[6]	122	[1],[3],[6]
Fair value of derivative liabilities	76	[1],[3],[6]	99	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	100	[1],[3],[6]	55	[1],[3],[6]
Fair value of derivative liabilities	104	[1],[3],[6]	50	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	¥ (86)	[1],[3],[4],[6]	¥ (83)	[1],[3],[4],[6]

[1]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[2]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
[4]	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
[6]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).